Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Jun. 30, 2026 USD ($)
2027	$ 234,165
2028	156,639
2029	182,484
2030	145,009
2031	470,829
2032 and thereafter	323,104
Total	$ 1,512,230